Consolidated Statements of Operations - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenues
Contract revenues		$ 252.8	$ 510.1	$ 730.4
Reimbursables		4.7	13.9	17.3
Other revenues		0.0	10.7	0.0
Total operating revenues		257.5	534.7	747.7
(Loss)/Gain on disposal		(4.6)	2.4	(82.0)
Operating expenses
Vessel and rig operating expenses	[1]	123.3	181.9	270.8
Reimbursable expenses		4.5	13.1	15.4
Depreciation and amortization		215.7	221.3	221.9
General and administrative expenses	[1]	42.4	30.0	60.1
Total operating expenses		385.9	446.3	568.2
Net operating (loss)/income		(133.0)	90.8	97.5
Interest expense	[1]	(81.5)	(106.0)	(97.7)
Foreign exchange (loss)/ gain		(19.5)	3.4	28.3
Gain/(loss) on derivative financial instruments		13.0	(9.9)	(35.6)
Reorganization items, net		(57.7)	0.0	0.0
Other financial items	[1]	(14.0)	(8.5)	(5.2)
Total financial items		(159.7)	(121.0)	(110.2)
Loss before income taxes		(292.7)	(30.2)	(12.7)
Income taxes		6.3	(22.2)	(44.1)
Net loss		(286.4)	(52.4)	(56.8)
Net income attributable to non-controlling interest		11.3	14.4	16.2
Net loss attributable to the shareholders of the Company		$ (297.7)	$ (66.8)	$ (73.0)
Basic loss per share (in dollars per share)		$ (12.35)	$ (2.77)	$ (3.03)
Diluted loss per share (in dollars per share)		(12.35)	(2.77)	(3.03)
Declared dividend per share (in dollars per share)		$ 0	$ 0	$ 0

[1]	Includes transactions with related parties. Refer to Note 21 "Related party transactions".